Portfolio of Investments

January 31, 2020 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal		Value
POOLED INVESTMENT VEHICLES – 31.7%
GUERNSEY — 4.0%
International Public Partnerships Ltd.	50,370		$111,211
NextEnergy Solar Fund Ltd.	40,290		63,045
Renewables Infrastructure Group Ltd. (The)	43,801		76,232
TwentyFour Income Fund Ltd.	135,824		202,672
			453,160
IRELAND — 2.4%
Aspect Core Trend Fund	2,741		269,419
LUXEMBOURG — 0.6%
BBGI SICAV SA	31,043		68,169
SINGAPORE — 0.3%
Keppel Infrastructure Trust	73,100		28,061
UNITED KINGDOM — 3.4%
3i Infrastructure PLC	10,000		40,956
Foresight Solar Fund Ltd.	40,290		61,981
Greencoat UK Wind PLC	22,220		41,724
HICL Infrastructure PLC	91,100		213,447
JLEN Environmental Assets Group Ltd.	17,255		26,886
			384,994
UNITED STATES — 21.0%
Credit Suisse Managed Futures Strategy Fund, Class I	26,248		247,256
Baillie Gifford Emerging Markets Equities Fund, Class K(1)	14,301		295,893
Baillie Gifford International Alpha Fund, Class K(1)	100,493		1,333,547
Baillie Gifford U.S. Equity Growth Fund , Class K(1)	25,514		498,542
			2,375,238
Total Pooled Investment Vehicles (cost $3,297,149)			3,579,041
INFLATION INDEXED BONDS – 17.9%
AUSTRALIA — 2.0%
Australian Government Bond, Series 27CI, 0.75%, 11/21/27	AUD	150,350	115,301
Australian Government Bond, Series 30CI, 2.50%, 09/20/30	AUD	108,586	115,777
			231,078
FRANCE — 2.0%
French Republic Government Bond OAT, 0.70%, 07/25/30	EUR	164,137	221,335
GERMANY — 1.9%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 04/15/26	EUR	173,933	212,429
JAPAN — 2.9%
Japanese Government CPI Linked Bond, 0.10%, 03/10/27	JPY	34,283,900	324,061
MEXICO — 1.4%
Mexican Udibonos, Series S, 4.50%, 12/04/25	MXN	2,847,693	161,468
UNITED STATES — 7.7%
U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/20	538,292		537,703

See previously submitted notes to the financial statements for the semi-annual period ended October 31, 2019.

Portfolio of Investments

January 31, 2020 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal		Value
U.S. Treasury Inflation Indexed Note, 0.63%, 01/15/26	320,844		$336,389
			874,092

Total Inflation Indexed Bonds (cost $1,953,405)			2,024,463
FOREIGN GOVERNMENT BONDS – 12.4%
BRAZIL — 1.0%
Brazilian Notas do Tesouro Nacional, Series F, 10.00%, 01/01/25	BRL	428,000	115,572
CHILE — 0.8%
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 03/01/35	CLP	60,000,000	87,482
COLOMBIA — 0.6%
Colombian TES, Series B, 7.00%, 06/30/32	COP	200,600,000	63,651
DOMINICAN REPUBLIC — 0.8%
Dominican Republic International Bond, 11.50%, 05/10/24	DOP	4,200,000	83,824
EGYPT — 0.7%
Egyptian Government Bond, 15.60%, 08/06/26	EGP	1,210,000	82,215
INDONESIA — 1.8%
Indonesian Treasury Bond, 9.00%, 03/15/29	IDR	2,460,000,000	205,375
MALAYSIA — 1.7%
Malaysian Government Bond, 3.91%, 07/15/26	MYR	752,000	192,661
MEXICO — 0.7%
Mexican Bonos, 8.50%, 05/31/29	MXN	1,392,500	83,121
PERU — 1.6%
Peruvian Government Bond, 6.15%, 08/12/32	PEN	527,000	180,668
POLAND — 0.7%
Republic of Poland Government Bond, 2.50%, 07/25/27	PLN	297,000	78,601
ROMANIA — 0.9%
Romanian Government International Bond, 2.00%, 01/28/32	EUR	92,000	104,998
UKRAINE — 1.1%
Ukrainian Government International Bond, 6.75%, 06/20/26	EUR	100,000	128,473

Total Foreign Government Bonds
Total Foreign Government Bonds (cost $1,337,899)			1,406,641
CORPORATE BONDS – 9.9%
AUSTRALIA — 0.1%
FMG Resources August 2006 Pty Ltd., 4.75%, 05/15/22	6,000		6,169
CANADA — 0.4%
Bell Canada, Inc., Series MTN, 4.75%, 09/29/44	21,000		19,076
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 7.00%, 07/15/26	7,000		7,604
Vermilion Energy, Inc., 5.63%, 03/15/25	7,000		6,720
			33,400
FRANCE — 0.4%
Electricite de France SA, 6.95%, 01/26/39	14,000		21,105

See previously submitted notes to the financial statements for the semi-annual period ended October 31, 2019.

Portfolio of Investments

January 31, 2020 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
Orange SA, 9.00%, 03/01/31	12,000	$19,040
		40,145
ITALY — 0.1%
Telecom Italia Capital SA, 7.20%, 07/18/36	8,000	9,920
NORWAY — 0.2%
Equinor ASA, 6.13%, 11/27/28	10,000	18,573
SOUTH AFRICA — 0.0%(2)
Sappi Papier Holding GMBH, 7.50%, 06/15/32	3,000	3,120
SWITZERLAND — 0.8%
UBS AG , Zero cpn., 02/04/21	690	86,084
UNITED KINGDOM — 0.4%
British Land Co. PLC (The), 5.26%, 09/24/35	10,000	18,406
HSBC Holdings PLC, 5.75%, 12/20/27	11,000	18,280
		36,686
UNITED STATES — 7.5%
ACI Worldwide, Inc., 5.75%, 08/15/26	4,000	4,281
Adient US LLC, 7.00%, 05/15/26	4,000	4,370
Antero Resources Corp., 5.38%, 11/01/21	5,000	4,775
Aramark Services, Inc., 5.00%, 02/01/28	4,000	4,190
Arrow Bidco LLC, 9.50%, 03/15/24	5,000	4,975
AT&T, Inc., 5.25%, 03/01/37	16,000	19,618
Booking Holdings, Inc., 3.60%, 06/01/26	17,000	18,545
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26	6,000	6,165
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 09/30/22	9,000	9,092
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 05/01/26	3,000	3,135
CenturyLink, Inc., Series P, 7.60%, 09/15/39	8,000	8,654
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	8,000	8,914
Cincinnati Bell, Inc., 7.00%, 07/15/24	3,000	3,139
Cincinnati Bell, Inc., 8.00%, 10/15/25	5,000	5,308
Citigroup, Inc., 8.13%, 07/15/39	12,000	20,615
Cogent Communications Group, Inc., 5.38%, 03/01/22	4,000	4,170
Colfax Corp., 6.00%, 02/15/24	5,000	5,264
Compass Minerals International, Inc., 6.75%, 12/01/27	4,000	4,284
Darling Ingredients, Inc., 5.25%, 04/15/27	6,000	6,330
Dell, Inc., 7.10%, 04/15/28	7,000	8,471
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/26	10,000	10,668
FirstCash, Inc., 5.38%, 06/01/24	10,000	10,313
Fortive Corp., 3.15%, 06/15/26	17,000	17,776
Freeport-McMoRan, Inc., 3.55%, 03/01/22	8,000	8,090
frontdoor, Inc., 6.75%, 08/15/26	5,000	5,466
General Electric Co., Series MTN, 5.55%, 01/05/26	15,000	17,511
Graham Holdings Co., 5.75%, 06/01/26	9,000	9,585
GS Finance Corp. , Zero cpn., 05/24/21	300,000	302,610
Hanesbrands, Inc., 4.63%, 05/15/24	5,000	5,237
Hanesbrands, Inc., 4.88%, 05/15/26	2,000	2,108

See previously submitted notes to the financial statements for the semi-annual period ended October 31, 2019.

Portfolio of Investments

January 31, 2020 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
HCA, Inc., 5.88%, 02/15/26	8,000	$9,180
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 08/15/26	6,000	6,255
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 06/15/25	9,000	9,320
L Brands, Inc., 6.88%, 11/01/35	4,000	4,010
LABL Escrow Issuer LLC, 6.75%, 07/15/26	4,000	4,296
Land O'Lakes Capital Trust I, 7.45%, 03/15/28	6,000	6,677
Laredo Petroleum, Inc., 10.13%, 01/15/28	5,000	4,462
Liberty Interactive LLC, 4.00%, 11/15/29	8,280	5,837
Matador Resources Co., 5.88%, 09/15/26	6,000	5,873
Match Group, Inc., 5.00%, 12/15/27	4,000	4,200
Match Group, Inc., 5.63%, 02/15/29	2,000	2,158
MEDNAX, Inc., 5.25%, 12/01/23	4,000	4,080
Meritor, Inc., 6.25%, 02/15/24	5,000	5,125
Mueller Water Products, Inc., 5.50%, 06/15/26	4,000	4,190
Netflix, Inc., 4.38%, 11/15/26	9,000	9,459
Netflix, Inc., 4.88%, 04/15/28	4,000	4,280
Penske Automotive Group, Inc., 5.50%, 05/15/26	9,000	9,315
Praxair, Inc., 3.20%, 01/30/26	17,000	18,163
PTC, Inc., 6.00%, 05/15/24	11,000	11,427
PTC, Inc., 3.63%, 02/15/25	2,000	2,015
QVC, Inc., 4.38%, 03/15/23	4,000	4,144
Range Resources Corp., 4.88%, 05/15/25	6,000	4,665
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 07/15/24	11,000	11,358
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/25	4,000	4,140
Santander Holdings USA, Inc., 4.40%, 07/13/27	17,000	18,610
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26	4,000	4,300
Scientific Games International, Inc., 5.00%, 10/15/25	6,000	6,171
Scientific Games International, Inc., 8.25%, 03/15/26	5,000	5,425
Sealed Air Corp., 5.50%, 09/15/25	9,000	9,866
Sensata Technologies BV, 5.00%, 10/01/25	7,000	7,577
Service Corp. International, 5.13%, 06/01/29	4,000	4,260
Sirius XM Radio, Inc., 5.38%, 04/15/25	12,000	12,376
Six Flags Entertainment Corp., 4.88%, 07/31/24	5,000	5,118
Sprint Corp., 7.25%, 09/15/21	4,000	4,195
Sprint Corp., 7.63%, 03/01/26	4,000	4,174
Tenet Healthcare Corp., 4.63%, 07/15/24	6,000	6,150
Townsquare Media, Inc., 6.50%, 04/01/23	8,000	8,100
TransDigm, Inc., 6.25%, 03/15/26	8,000	8,628
TTM Technologies, Inc., 5.63%, 10/01/25	6,000	6,246
VeriSign, Inc., 5.25%, 04/01/25	11,000	12,111
Verisk Analytics, Inc., 4.13%, 03/15/29	18,000	20,237
Weight Watchers International, Inc., 8.63%, 12/01/25	5,000	5,225
Wolverine World Wide, Inc., 5.00%, 09/01/26	8,000	8,260
WP Carey, Inc., 4.25%, 10/01/26	17,000	18,621

See previously submitted notes to the financial statements for the semi-annual period ended October 31, 2019.

Portfolio of Investments

January 31, 2020 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
XPO Logistics, Inc., 6.50%, 06/15/22	6,000	$6,105
		880,043

Total Corporate Bonds (cost $1,035,667)		1,114,140
REITS — 8.1%
FRANCE — 1.1%
Covivio	248	29,429
Gecina SA	250	47,246
ICADE	470	52,542
		129,217
GUERNSEY — 0.3%
UK Commercial Property REIT Ltd.	33,800	38,697
IRELAND — 0.6%
Hibernia REIT PLC	42,040	63,969
ITALY — 0.2%
Immobiliare Grande Distribuzione SIIQ SpA	3,000	19,939
NETHERLANDS — 0.2%
Vastned Retail NV	660	17,787
SPAIN — 0.2%
Merlin Properties Socimi SA	1,900	26,948
UNITED KINGDOM — 5.5%
British Land Co. PLC (The)	25,240	184,589
Hammerson PLC	46,254	142,332
Land Securities Group PLC	16,680	206,237
LondonMetric Property PLC	16,040	48,250
LXI REIT PLC	10,560	18,964
Tritax Big Box REIT PLC	9,500	17,507
		617,879
Total REITs (cost $909,683)		914,436
COMMON STOCKS — 6.6%
AUSTRALIA — 0.7%
Nickel Mines Ltd.*	115,753	47,720
Western Areas Ltd.	21,923	37,099
		84,819
CANADA — 0.4%
Hydro One Ltd.	2,300	46,751
GERMANY — 2.3%
ADO Properties SA	285	8,812
Deutsche Wohnen SE	3,830	162,049
LEG Immobilien AG	330	40,702
Vonovia SE	775	44,234
		255,797

See previously submitted notes to the financial statements for the semi-annual period ended October 31, 2019.

Portfolio of Investments

January 31, 2020 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
INDONESIA — 0.4%
Vale Indonesia TBK PT*	185,000	$42,517
IRELAND — 0.1%
Greencoat Renewables PLC	9,523	12,753
ITALY — 0.3%
Italgas SpA	6,030	40,083
MALAYSIA — 0.2%
Tenaga Nasional Bhd	8,800	26,640
SOUTH KOREA — 0.2%
Korea Electric Power Corp. ADR	1,700	17,969
Korea Electric Power Corp.	226	4,781
		22,750
SPAIN — 0.5%
EDP Renovaveis SA	3,900	51,904
UNITED KINGDOM — 1.1%
John Laing Group PLC	26,560	124,229
UNITED STATES — 0.4%
TerraForm Power, Inc., Class A	2,360	42,692
Total Common Stocks (cost $697,559)		750,935
COLLATERALIZED LOAN OBLIGATIONS – 4.5%
IRELAND — 2.5%
Carlyle Euro CLO, Class B, Series 2017-1X, 2.15%, FRN, (3 Month EURIBOR + 2.15%), 07/15/30(3)	150,000	166,195
Harvest CLO XVII DAC, 3.95%, FRN, (3 Month EURIBOR + 3.95%), 05/11/32(3)	100,000	111,856
		278,051
NETHERLANDS — 2.0%
Ares European CLO IX BV, 1.10%, FRN, (3 Month EURIBOR + 1.10%), 10/14/30(3)	100,000	110,118
Barings Euro CLO, Class B1A, Series 2018-2X, 1.70%, FRN, (3 Month EURIBOR + 1.70%), 10/15/31(3)	110,000	122,842
		232,960

Total Collateralized Loan Obligations (cost $515,414)		511,011
TREASURY BILLS – 2.9%
UNITED STATES — 2.9%
U.S. Treasury Bill, 03/12/20(4)	165,000	164,715
U.S. Treasury Bill, 03/19/20(4)	167,000	166,667
Total Treasury Bills (cost $331,382)		331,382
TOTAL INVESTMENTS — 94.0% (cost $10,078,158)		$10,632,049
Other assets less liabilities — 6.0%		673,351
NET ASSETS — 100.0%		$11,305,400

*	Non-income producing security.
(1)	Affiliated Fund.
(2)	Amount rounds to less than 0.1%.
(3)	Variable rate security.
(4)	Security issued on a discount basis with no stated coupon rate. Income is recognized through the accretion of discount.

See previously submitted notes to the financial statements for the semi-annual period ended October 31, 2019.

Portfolio of Investments

January 31, 2020 (unaudited)

Baillie Gifford Multi Asset Fund

A summary of the Fund’s transactions with affiliated funds during the period ended January 31, 2020 is as follows:

Affiliated Fund Holdings
	Shares at April 30, 2019	Value at April 30, 2019	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at January 31, 2020	Value at January 31, 2020
Baillie Gifford Emerging Markets Equities Fund, Class K	13,761	$285,408	$11,752	$–	$–	$(1,267)	$–	$11,752	14,301	$295,893
Baillie Gifford International Alpha Fund, Class K	94,255	1,208,349	177,784	(80,652)	717	27,349	–	65,238	100,493	1,333,547
Baillie Gifford U.S. Equity Growth Fund, Class K	19,082	332,796	118,611	–	–	47,135	–	6,219	25,514	498,542
	127,098	$1,826,553	$308,147	$(80,652)	$717	$73,217	$–	$83,209	140,308	$2,127,982

Open futures contracts outstanding at January 31, 2020:

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at January 31, 2020	Unrealized Depreciation
10 Year Mini JGB Futures	March 2020	(3)	$(423,331)	$(1,794)
Aus 10 Year Bond Futures	March 2020	(2)	(197,990)	(2,635)
Euro — Bund Futures	March 2020	(1)	(194,128)	(3,198)
Euro — OAT Futures	March 2020	(1)	(185,456)	(3,420)
US 10 Year Ultra Futures	March 2020	(3)	(394,969)	(5,806)
				$(16,853)

Open forward foreign currency contracts outstanding at January 31, 2020:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	2/6/2020	RON	710,000	USD	165,042	$254	$–
The Bank of New York Mellon	2/6/2020	USD	163,833	RON	710,000	955	–
The Bank of New York Mellon	2/12/2020	AUD	352,000	USD	241,709	6,029	–
The Bank of New York Mellon	2/12/2020	CHF	674,000	USD	693,369	–	(6,960)
The Bank of New York Mellon	2/12/2020	EUR	2,186,000	USD	2,430,825	4,654	–
The Bank of New York Mellon	2/12/2020	GBP	1,935,000	USD	2,521,982	–	(34,006)
The Bank of New York Mellon	2/12/2020	THB	10,230,000	USD	337,868	9,589	–
The Bank of New York Mellon	2/12/2020	USD	501,539	JPY	54,800,000	4,527	–
The Bank of New York Mellon	2/13/2020	EUR	211,600	USD	234,747	–	(116)
The Bank of New York Mellon	2/13/2020	TRY	336,000	USD	54,324	–	(1,651)
The Bank of New York Mellon	2/19/2020	KRW	660,000,000	USD	564,532	11,956	–
The Bank of New York Mellon	2/27/2020	CAD	916,000	USD	691,417	–	(710)
The Bank of New York Mellon	2/27/2020	EUR	100,000	USD	111,071	–	(18)
The Bank of New York Mellon	2/27/2020	HUF	66,780,000	USD	226,470	6,721	–

See previously submitted notes to the financial statements for the semi-annual period ended October 31, 2019.

Portfolio of Investments

January 31, 2020 (unaudited)

Baillie Gifford Multi Asset Fund

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	2/27/2020	JPY	11,900,000	USD	110,227	$246	$–
The Bank of New York Mellon	2/27/2020	USD	223,290	HUF	66,780,000	–	(3,542)
The Bank of New York Mellon	2/27/2020	USD	346,055	JPY	36,830,000	–	(5,669)
The Bank of New York Mellon	2/27/2020	USD	111,121	SEK	1,070,000	168	–
The Bank of New York Mellon	2/27/2020	USD	15,911	BRL	68,000	–	(56)
The Bank of New York Mellon	3/19/2020	CLP	156,500,000	USD	220,329	24,902	–
The Bank of New York Mellon	3/19/2020	KRW	190,500,000	USD	161,409	2,029	–
The Bank of New York Mellon	3/19/2020	PHP	11,300,000	USD	213,679	–	(7,292)
The Bank of New York Mellon	3/19/2020	RUB	4,200,000	USD	66,210	860	–
The Bank of New York Mellon	3/19/2020	USD	220,820	PHP	11,300,000	151	–
The Bank of New York Mellon	3/19/2020	USD	275,821	RUB	18,400,00	10,473	–
The Bank of New York Mellon	3/19/2020	USD	51,393	KRW	60,000,000	–	(1,194)
The Bank of New York Mellon	3/19/2020	USD	200,465	CLP	156,500,000	–	(5,038)
The Bank of New York Mellon	4/23/2020	CAD	269,000	USD	206,280	3,020	–
The Bank of New York Mellon	4/23/2020	USD	229,834	IDR	3,157,000,000	–	(3,331)
The Bank of New York Mellon	4/23/2020	USD	284,689	NOK	2,529,000	–	(9,654)
The Bank of New York Mellon	4/23/2020	ZAR	2,480,000	USD	170,190	6,751	–
The Bank of New York Mellon	4/30/2020	USD	229,247	GBP	174,000	1,070	–
The Bank of New York Mellon	5/14/2020	RON	710,000	USD	163,265	–	(974)
The Bank of New York Mellon	5/14/2020	TRY	351,000	USD	57,629	311	–
The Bank of New York Mellon	5/28/2020	EUR	99,000	USD	111,025	448	–
The Bank of New York Mellon	5/28/2020	USD	202,357	BRL	848,000	–	(5,481)
Total unrealized appreciation (depreciation)						$95,114	$(85,692)
Net unrealized appreciation (depreciation)							$9,422

See previously submitted notes to the financial statements for the semi-annual period ended October 31, 2019.

Portfolio of Investments

January 31, 2020 (unaudited)

Baillie Gifford Multi Asset Fund

ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLO	-	Collateralized Loan Obligation
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPI	-	Consumer Price Index
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
EURIBOR	-	Euro Inter Bank Offer Rate
FRN	-	Floating Rate Note
GBP	-	Great Britain Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
REIT	-	Real Estate Investment Trust
RON	-	Romanian Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
THB	-	Thai Baht
TRY	-	Turkish Lira
ZAR	-	South African Rand

See previously submitted notes to the financial statements for the semi-annual period ended October 31, 2019.

Portfolio of Investments

January 31, 2020 (unaudited)

Baillie Gifford Multi Asset Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Pooled Investment Vehicles	$3,228,408	$350,633	$–	$3,579,041
Inflation Indexed Bonds	–	2,024,463	–	2,024,463
Foreign Government Bonds	–	1,406,641	–	1,406,641
Corporate Bonds	–	1,114,140	–	1,114,140
REITs	287,455	626,981	–	914,436
Common Stocks	172,069	578,866	–	750,935
Collateralized Loan Obligations	–	511,011	–	511,011
Treasury Bills	331,382	–	–	331,382
Total Investments in Securities	$4,019,314	$6,612,735	$–	$10,632,049
Other Financial Instruments(1)
Forward Foreign Currency Contracts	–	95,114	–	95,114
Total Investments in Securities and Other Financial Instruments	$4,019,314	$6,707,849	$–	$10,727,163
Liabilities:
Other Financial Instruments(1)
Forward Foreign Currency Contracts	$–	$85,692	$–	$85,692
Futures Contracts	16,853	–	–	16,853
Total Other Financial Instruments	$16,853	$85,692	$–	$102,545

(1)	Reflects the unrealized appreciation (depreciation) of the instruments.

See previously submitted notes to the financial statements for the semi-annual period ended October 31, 2019.